Subsequent Events (Details Narrative) - USD ($)		8 Months Ended
	Apr. 04, 2025	Dec. 31, 2024
Shares of common stock converted		1,000,000
Aggregate value of preferred stock issued		$ 1
Class A [Member]
Shares of common stock converted		6,535,014
Class B [Member]
Shares of common stock converted		5,964,986
Subsequent Events [Member]
Exchange of BFAC Class A shares for Class B Common Stock	168,356
Incentive Plan Shares to Target Employees	820,000
Subsequent Events [Member] | PIPE Investor [Member]
PIPE Agreement, Description	2,400 shares of Series B preferred stock, (ii) a warrant to purchase 1,600 shares of Series B Preferred Stock (the “First Preferred Warrant”), and (iii) a warrant to purchase 1,000 shares of Series B Preferred Stock (the “Second Preferred Warrant,” and together with the First Preferred Warrant, the “Preferred Warrants”), pursuant to the terms of a PIPE Agreement, dated November 22, 2024 (the “PIPE Agreement”), entered into by Pubco, BFAC and the PIPE Investor. At the Closing, the PIPE Investor exercised the First Preferred Warrant to purchase 1,000 shares of Series B Preferred Stock and on April 14, 2025, the PIPE Investor exercised the remaining portion of the First Preferred Warrant and the Second Preferred Warrant in full
Number of preferred stock shares issued	5,000
Aggregate value of preferred stock issued	$ 4,750,000
Subsequent Events [Member] | Class A [Member]
Shares of common stock converted	6,535,014
Subsequent Events [Member] | Class B [Member]
Shares of common stock converted	5,964,986
Subsequent Events [Member] | Series A Preferred Stock [Member]
Shares of common stock converted	1,000,000